Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO(a)	Compensation Actually Paid to PEO(b)	Average Summary Compensation Table Total for Other NEOs(c)	Average Compensation Actually Paid to Other NEOs(b)	FOXA Total Shareholder Return	FOX Total Shareholder Return	Peer Group Total Shareholder Return (Compensation)	Net Income ($M)(d)	Company Selected Measure: Adjusted EBITDA ($M)
2025	$32,980,954	$66,319,496	$11,990,410	$22,679,749	$224	$207	$157	$2,263	$3,624
2024	$23,806,025	$19,270,338	$15,576,723	$9,575,879	$136	$127	$105	$1,501	$2,883
2023	$21,777,902	$22,853,700	$12,811,439	$11,604,501	$132	$124	$94	$1,239	$3,191
2022	$21,748,681	$17,353,546	$11,496,427	$9,235,001	$123	$114	$81	$1,205	$2,955
2021	$27,675,399	$37,579,846	$15,863,914	$18,404,816	$140	$133	$142	$2,150	$3,087

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(a)Mr. L.K. Murdoch was the PEO for fiscal years ended June 30, 2025, 2024, 2023, 2022 and 2021.
	The Other NEOs for fiscal year ended June 30, 2025 were Messrs. Nallen, Tomsic and Ciongoli; for fiscal year ended June 30, 2024 were Messrs. K. Rupert Murdoch, Nallen, Viet D. Dinh, Tomsic and Ciongoli; and for fiscal years ended June 30, 2023, 2022 and 2021 were Messrs. K.R. Murdoch, Nallen, Dinh and Tomsic.
PEO Total Compensation Amount	$ 32,980,954	$ 23,806,025	$ 21,777,902	$ 21,748,681	$ 27,675,399
PEO Actually Paid Compensation Amount	$ 66,319,496	19,270,338	22,853,700	17,353,546	37,579,846
Adjustment To PEO Compensation, Footnote
(b)The amounts represent CAP to the PEO and Other NEOs, as computed in accordance with SEC rules. The amounts do not reflect the actual amount of compensation earned by or paid to the PEO and Other NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the PEO and Other NEOs total compensation to determine the CAP:

	PEO	Other NEOs
	2025	2025
Summary Compensation Table Total	$32,980,954	$11,990,410
Less Change in Pension Value in SCT	$(3,958,000)	$(574,333)
Plus Pension Service Cost	$755,000	$0
Less Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(13,344,860)	$(4,448,287)
Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$23,535,505	$7,845,089
Plus Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$25,043,150	$7,334,932
Plus Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0
Plus Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$1,307,747	$531,938
Less Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0
Compensation Actually Paid	$66,319,496	$22,679,749

Non-PEO NEO Average Total Compensation Amount	$ 11,990,410	15,576,723	12,811,439	11,496,427	15,863,914
Non-PEO NEO Average Compensation Actually Paid Amount	$ 22,679,749	9,575,879	11,604,501	9,235,001	18,404,816
Adjustment to Non-PEO NEO Compensation Footnote
(b)The amounts represent CAP to the PEO and Other NEOs, as computed in accordance with SEC rules. The amounts do not reflect the actual amount of compensation earned by or paid to the PEO and Other NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the PEO and Other NEOs total compensation to determine the CAP:

	PEO	Other NEOs
	2025	2025
Summary Compensation Table Total	$32,980,954	$11,990,410
Less Change in Pension Value in SCT	$(3,958,000)	$(574,333)
Plus Pension Service Cost	$755,000	$0
Less Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(13,344,860)	$(4,448,287)
Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$23,535,505	$7,845,089
Plus Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$25,043,150	$7,334,932
Plus Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0
Plus Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$1,307,747	$531,938
Less Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0
Compensation Actually Paid	$66,319,496	$22,679,749

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid vs. TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid vs Adjusted EBITDA
Total Shareholder Return Vs Peer Group	Compensation Actually Paid vs. TSR
Tabular List, Table

Tabular List of Financial Performance Measures
Adjusted EBITDA
Adjusted FCF
Adjusted EPS
Relative TSR
Absolute Share Price

Total Shareholder Return Amount	$ 224	136	132	123	140
Peer Group Total Shareholder Return Amount	157	105	94	81	142
Net Income (Loss)	$ 2,263,000,000	$ 1,501,000,000	$ 1,239,000,000	$ 1,205,000,000	$ 2,150,000,000
Company Selected Measure Amount	3,624,000,000	2,883,000,000	3,191,000,000	2,955,000,000	3,087,000,000
PEO Name	Mr. L.K. Murdoch
Additional 402(v) Disclosure	For purposes of this table, “$M” means millions of United States dollars.
Class B Total Shareholder Return	$ 207	$ 127	$ 124	$ 114	$ 133
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted FCF
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EPS
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 5
Pay vs Performance Disclosure
Name	Absolute Share Price
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,958,000)
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	755,000
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,344,860)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	23,535,505
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	25,043,150
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,307,747
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(574,333)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,448,287)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,845,089
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,334,932
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	531,938
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0